VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment
Management
RE: 	Merrill Lynch Funds for
Institutions Series
Post-Effective Amendment
 No. 25
to the Registration
Statement
on Form N-1A
(Securities Act File
No. 33-14190,
Investment Company Act
File No. 811-5149)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the
Securities Act of 1933, as
amended
	(the 1933 Act), Merrill
Lynch Funds
for Institutions Series
the Fund
	hereby certifies that:

(1) the form of Prospectus and
Statementof Additional
 Information that would
 have been filed pursuant
 to Rule 497(c)
under the 1933 Act wouldnot have
differed from that contained in
Post-Effective Amendment No. 25
to the Funds Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment
 No. 25 to the Funds Registration
Statement on Form N-1A was filed
electronically with the Securities
and Exchange Commission
on July 25, 2002.

Very truly yours,
Merrill Lynch Funds for
Institutions Series
/s/ Philip S. Gillespie
Philip S. Gillespie
Secretary of Fund